Document and Entity Information	Mar. 15, 2024
Prospectus:
Document Type	497
Document Period End Date	Apr. 30, 2023
Entity Registrant Name	MFS SERIES TRUST IX
Entity Central Index Key	0000063075
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 15, 2024
Document Effective Date	Mar. 15, 2024
Prospectus Date	Aug. 28, 2023
MFS Municipal Limited Maturity Fund | A
Prospectus:
Trading Symbol	MTLFX
MFS Municipal Limited Maturity Fund | B
Prospectus:
Trading Symbol	MTLBX
MFS Municipal Limited Maturity Fund | C
Prospectus:
Trading Symbol	MTLCX
MFS Municipal Limited Maturity Fund | I
Prospectus:
Trading Symbol	MTLIX
MFS Municipal Limited Maturity Fund | R6
Prospectus:
Trading Symbol	MTLRX